Fair Value Measurements - Schedule of Investments Measured at Fair Value on Recurring Basis (Details) - EBP 001 - USD ($)		Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets		$ 264,793,572	$ 235,472,094
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets		65,448,321	56,294,777
Kimco Realty Company Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets		9,132,062	8,798,631
Fair Value Measured at Net Asset Value Per Share | Common/Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets	[1]	190,213,189	170,378,686
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets		74,580,383	65,093,408
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets		65,448,321	56,294,777
Level 1 | Kimco Realty Company Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets		9,132,062	8,798,631
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets		0	0
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets		0	0
Level 2 | Kimco Realty Company Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets		0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets		0	0
Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets		0	0
Level 3 | Kimco Realty Company Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Assets		$ 0	$ 0

[1]	In accordance with Topic 820, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits. The beneficial interest of each participant is represented in units, which are issued and redeemed daily at the fund’s closing NAV, which is calculated by T. Rowe Price.